united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

Item 1. Reports to Stockholders.

FormulaFolios US Equity Portfolio

Semi-Annual Report

June 30, 2019

1-855-907-3233

www.formulafoliofunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the FormulaFolios US Equity Portfolio. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract will no longer be sent by mail unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Portfolio’s performance figures* for the periods ended June 30, 2019, as compared to its benchmarks:

			Annualized
			Since
	Six Months	One Year	Commencement (1)
FormulaFolios US Equity Portfolio	12.54%	0.19%	4.45%
S&P 500 Total Return Index (2)	18.54%	10.42%	13.37%
Russell 3000 Total Return Index (3)	18.71%	8.98%	13.15%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares, as well as other charges and expenses of the insurance contract or seperate account. The total operating expenses as stated in the fee table to the Portfolio’s May 1, 2019 prospectus were 48.58%. After fee waivers, the Portfolio’s total annual operating expenses were 2.14%. For performance information current to the most recent month-end, please call 1-855-907-3233.

(1)	Commencement of investment operations was July 13, 2016.

(2)	The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Portfolio’s returns, the indexes do not reflect any fees or expenses.

(3)	The Russell 3000 Total Return Index measures the performance of the largest 3,000 U.S. companies determined by total market capitalization. Investors may not invest directly; unlike the Portfolio’s returns, the indexes do not reflect any fees or expenses.

Top Ten Holdings by Industry Sector	% of Net Assets
Insurance	18.2%
Healthcare-Services	12.5%
Healthcare-Products	9.5%
Electronics	9.5%
Biotechnology	8.8%
Aerospace / Defense	5.1%
Retail	4.8%
Pharmaceuticals	3.3%
Electric	3.0%
Commercial Services	2.9%
Other Assets in Excess of Liabilities	22.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Fair Value
	COMMON STOCK - 91.8%
	AEROSPACE / DEFENSE - 5.1%
157	Arconic, Inc.	$4,054
8	Lockheed Martin Corp.	2,908
9	Northrop Grumman Corp.	2,908
		9,870
	AIRLINES - 1.4%
48	Delta Air Lines, Inc.	2,724

	BEVERAGES - 1.2%
12	Constellation Brands, Inc.	2,363

	BIOTECHNOLOGY - 8.8%
22	Biogen, Inc. *	5,145
17	Illumina, Inc. *	6,259
18	Regeneron Pharmaceuticals, Inc. *	5,634
		17,038
	CHEMICALS - 1.4%
25	Celanese Corp.	2,695

	COMMERCIAL SERVICES - 2.9%
17	Automatic Data Processing, Inc.	2,811
50	Robert Half International, Inc.	2,851
		5,662
	COMPUTERS - 1.4%
14	Apple, Inc.	2,771

	DIVERSIFIED FINANCIAL SERVICES - 1.7%
22	Ameriprise Financial, Inc.	3,194

	ELECTRIC - 3.0%
58	Exelon Corp.	2,781
56	Southern Co.	3,096
		5,877
	ELECTRONICS - 9.5%
79	Agilent Technologies, Inc.	5,899
53	FLIR Systems, Inc.	2,867
122	Gentex Corp.	3,002
16	Honeywell International, Inc.	2,793
1	Mettler-Toledo International, Inc. *	840
32	TE Connectivity Ltd.	3,065
		18,466
	HEALTHCARE-PRODUCTS - 9.5%
21	Align Technology, Inc. *	5,748
38	Edwards Lifesciences Corp. *	7,020
28	Stryker Corp.	5,756
		18,524
	HEALTHCARE-SERVICES - 12.5%
33	Anthem, Inc.	9,313
46	Centene Corp. *	2,412
48	Encompass Health Corp.	3,041
24	Humana, Inc.	6,367
13	UnitedHealth Group, Inc.	3,172
		24,305
	INSURANCE - 18.2%
53	Aflac, Inc.	2,905
29	Allstate Corp.	2,949
29	Cincinnati Financial Corp.	3,006
11	Everest Re Group Ltd.	2,719
61	First American Financial Corp.	3,276
119	Hartford Financial Services Group, Inc.	6,631
40	Lincoln National Corp.	2,578
48	Principal Financial Group, Inc.	2,780
38	Progressive Corp.	3,037
19	Travelers Cos, Inc.	2,841
14	Willis Towers Watson PLC	2,682
		35,404

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares		Fair Value
	COMMON STOCKS - 91.8% (Continued)
	MACHINERY - CONSTRUCTION & MINING - 1.4%
33	Oshkosh Corp.	$2,755

	MACHINERY - DIVERSIFIED - 1.6%
18	Cummins, Inc.	3,084

	MISCELLANEOUS MANUFACTURING - 1.3%
49	Textron, Inc.	2,599

	OIL & GAS - 1.5%
31	Phillips 66	2,900

	PHARMACEUTICALS - 3.3%
8	AmerisourceBergen Corp.	682
36	Cigna Corp.	5,672
		6,354
	RETAIL - 4.8%
41	Best Buy Co., Inc.	2,859
3	Starbucks Corp.	252
149	Wendy’s Co.	2,917
50	Williams-Sonoma, Inc.	3,250
		9,278
	SEMICONDUCTORS - 1.3%
22	Xilinx, Inc.	2,594

	TOTAL COMMON STOCK (Cost - $166,454)	178,457

	REAL ESTATE INVESTMENT TRUST (REIT) - 1.5%
59	Apartment Investment & Management Co.	2,957
	TOTAL REAL ESTATE INVESTMENT TRUST (REIT) (Cost - $2,949)

	SHORT-TERM INVESTMENT - 6.1%
	MONEY MARKET FUND - 6.1%
11,929	Fidelity Government Institutional Money Market Fund, Institutional Class, 2.25% **	11,929
	TOTAL SHORT-TERM INVESTMENT (Cost - $11,929)

	TOTAL INVESTMENTS - 99.4% (Cost - $181,332)	$193,343
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	1,157
	NET ASSETS - 100.0%	$194,500

PLC - Public Limited Company

*	Non-Income producing security

**	Interest rate reflects seven-day effective yield on June 30, 2019.

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2019

ASSETS
Investment securities:
At cost	$181,332
At value	$193,343
Receivable due from Adviser	7,856
Dividends and interest receivable	43
Prepaid expenses and other assets	15
TOTAL ASSETS	201,257

LIABILITIES
Payable for fund shares repurchased	2
Distribution (12b-1) fees payable	156
Payable to trustees	880
Payable to related parties	89
Accrued expenses and other liabilities	5,630
TOTAL LIABILITIES	6,757
NET ASSETS	$194,500

NET ASSETS CONSIST OF:
Paid in capital	$195,417
Accumulated losses	(917)
NET ASSETS	$194,500

NET ASSET VALUE PER SHARE:
Net Assets	$194,500
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	30,538
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$6.37

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME
Dividends	$1,317
Interest	164
TOTAL INVESTMENT INCOME	1,481

EXPENSES
Investment advisory fees	854
Distribution (12b-1) fees	948
Trustees fees and expenses	13,353
Legal fees	11,955
Audit & tax fees	7,136
Compliance fees	6,533
Administrative services fees	4,858
Custodian fees	4,396
Printing and postage expenses	3,130
Insurance expense	10
Other expenses	43
TOTAL EXPENSES	53,216

Less: Fees waived/reimbursed by the Adviser	(51,178)

NET EXPENSES	2,038

NET INVESTMENT LOSS	(557)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(1,977)
Net change in unrealized appreciation (depreciation) on investments	27,594
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	25,617

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,060

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
FROM OPERATIONS:
Net investment income (loss)	$(557)	$155
Net realized loss on investments	(1,977)	(11,177)
Net change in unrealized appreciation (depreciation) on investments	27,594	(20,697)
Net increase (decrease) in net assets resulting from operations	25,060	(31,719)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	—	(71,039)
Net decrease in net assets resulting from distributions to shareholders	—	(71,039)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	17,996	97,194
Reinvestment of distributions	—	71,039
Payments for shares redeemed	(53,259)	(60,699)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(35,263)	107,534

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,203)	4,776

NET ASSETS
Beginning of Period	204,703	199,927
End of Period	$194,500	$204,703

SHARE ACTIVITY
Shares Sold	3,027	12,348
Shares Reinvested	—	11,258
Shares Redeemed	(8,645)	(9,316)
Net increase (decrease) in shares of beneficial interest outstanding	(5,618)	14,290

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

For the
Six Months Ended	For the	For the	For the	For the
June 30, 2019	Year Ended	Year Ended	Period Ended	Period Ended
(Unaudited)	December 31, 2018	December 31, 2017	December 31, 2016 (2)	December 31, 2015 (1)

Net asset value, beginning of period	$5.66	$9.14	$10.30	$10.00	$10.00
Income from investment operations:
Net investment gain (loss) (3)	(0.02)	0.00	(12)	(0.00	) (12)	(0.02)	—
Net realized and unrealized gain (loss) on investments	0.73	(0.81)	0.99	0.33	—
Total from investment operations	0.71	(0.81)	0.99	0.31	—
Less distributions from:
Net investment income	—	(0.15)	—	—	—
Net realized gains	—	(2.52)	(2.15)	(0.01)	—
Total distributions	—	(2.67)	(2.15)	(0.01)	—
Net asset value, end of period	$6.37	$5.66	$9.14	$10.30	$10.00
Total return (4)	12.54	% (11)	(11.95)%	11.31%	3.14	% (11)	0.00	% (11)
Net assets, at end of period (000s)	$195	$205	$200	$1,167	$1
Ratio of gross expenses to average net assets (5,6)	56.16	% (10)	48.62%	24.63%	10.15	% (10)	0.00	% (10)
Ratio of net expenses to average net assets (6)	2.15	% (9,10)	2.18%	2.24	% (8)	2.25	% (10)	0.00	% (10)
Ratio of net investment gain (loss) to average net assets (7)	(0.59	)% (10)	0.07%	(0.03)%	(0.24	)% (10)	0.00	% (10)
Portfolio Turnover Rate	250	% (11)	429%	293%	310	% (11)	0	% (11)

(1)	The FormulaFolios US Equity Portfolio’s inception date was November 19, 2015.

(2)	The FormulaFolios US Equity Portfolio commenced investment operations on July 13, 2016.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Does not include the expenses of other investment companies in which the Portfolio invests.

(7)	Recognition of investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

(8)	Effective August 1, 2017, the Adviser agreed to waive expenses greater than 2.18% per annum for the Portfolio’s average daily net assets. Prior to August 1, 2017, the agreement was 2.25% per annum for the Portfolio’s average daily net assets.

(9)	Effective April 1, 2019, the Adviser agreed to waive expenses greater than 2.12% per annum for the Portfolio’s average daily net assets. Prior to April 1, 2019 the agreement was 2.18% per annum for the Portfolio’s average daily net assets.

(10)	Annualized.

(11)	Not annualized.

(12)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019

1.	ORGANIZATION

The FormulaFolios US Equity Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio is intended to be a funding vehicle for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The Portfolio currently offers one class of shares: Class 1 shares which are offered at net asset value. The Portfolio’s investment objective is to seek to achieve long-term capital appreciation. The Portfolio’s inception date was November 19, 2015. The Portfolio commenced investment operations on July 13, 2016.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Portfolio may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures

FORMULAFOLIOS US EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Portfolio’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$178,457	$—	$—	$178,457
Real Estate Investment Trust (REIT)	2,957	—	—	2,957
Short-Term Investment	11,929	—	—	11,929
Total	$193,343	$—	$—	$193,343

The Portfolio did not hold any Level 2 or 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

FORMULAFOLIOS US EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Tax – The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2016 through December 31, 2018, or expected to be taken in the Portfolio’s December 31, 2019 year-end tax return. The Portfolio identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $443,936 and $487,902, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio. FormulaFolios Investments, LLC serves as the Portfolio’s investment adviser (the “Adviser”).

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Portfolio, the Adviser, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolio pays the Adviser an investment advisory fee, computed and accrued

FORMULAFOLIOS US EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

daily and paid monthly, at an annual rate of 0.87% of the Portfolio’s average daily net assets. Prior to April 1, 2019, the advisory fee was 0.93% of the Portfolio’s average daily net assets. For the six months ended June 30, 2019, the Portfolio incurred $854 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Portfolio for other expenses to the extent necessary so that the total expenses incurred by the Portfolio (excluding front-end or contingent deferred loads, taxes, borrowing costs, brokerage fees and commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Portfolio may invest or extraordinary expenses such as litigation) do not exceed 2.12% per annum of the Portfolio’s average daily net assets for Class 1 shares. Prior to April 1, 2019, total expenses incurred by the Portfolio did not exceed 2.18%

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above. The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2019, the Adviser waived $51,178 in advisory fees due to the Waiver Agreement.

The following amount are subject to recapture by the Fund until the following dates:

12/31/2019	12/31/2020	12/31/2021
$ 43,537	$ 95,099	$ 107,455

Distributor – The Board has adopted the Trust’s Master Distribution Plan and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 1.00% of the average daily net assets for Class 1 shares, and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolio’s shareholder accounts not otherwise required to be provided by the Adviser. For the six months ended June 30, 2019, the Portfolio incurred distribution fees of $948 for Class 1 Shares.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares. For the six months ended June 30, 2019, there were no underwriting commissions paid for sales of Class 1 shares.

In addition, certain affiliates of the Distributor provide services to the Portfolio as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Portfolio pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Portfolio. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities. GFS fees incurred are reflected on the Statement of Operations within Administrative service fees.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio. Fees incurred for Chief Compliance Officer fees are reflected on the Statement of Operations within Compliance fees.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolio. Blu Giant fees incurred are reflected on the Statement of Operations within Printing and postage expenses.

FORMULAFOLIOS US EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION TAX BASIS

The identified cost of investments in securities owned by the Portfolio for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2019, were as follows:

		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
FormulaFolios US Equity Portfolio	$188,793	$6,340	$(1,790)	$4,550

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2018 and December 31, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2018	December 31, 2017
Ordinary Income	$69,748	$25,811
Long-Term Capital Gain	841	—
Return of Capital	450	—
	$71,039	$25,811

As of December 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(2,933)	$—	$(23,044)	$(25,977)

The difference between book basis and tax basis accumulated net realized losses and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$2,933	$—	$2,933

FORMULAFOLIOS US EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and return of capital distributions, resulted in reclassification for the year ended December 31, 2018 as follows:

Paid	Accumulated
In	Net Realized
Capital	Gains (Loss)
$(4,681)	$4,681

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, Security Benefit Life/Variable Annuity held 99.4% ownership of the voting securities of the Portfolio.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

FORMULAFOLIOS US EQUITY PORTFOLIO
EXPENSE EXAMPLES (Unaudited)
June 30, 2019

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hypothetical
			Actual		(5% return before expenses)
Portfolio’s
	Annualized	Beginning	Ending	Expenses	Ending	Expenses
	Expense	Account Value	Account Value	Paid During	Account Value	Paid During
	Ratio	1/1/19	6/30/19	Period*	6/30/19	Period*

Class 1	2.15%	$1,000.00	$1,117.50	$11.29	$1,014.13	$10.74

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

FORMULAFOLIOS US EQUITY PORTFOLIO
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2019

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 17-18, 2018, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the FormulaFolios US Equity Portfolio (the “FormulaFolios Portfolio”) and FormulaFolio Investments, LLC (“FormulaFolio”) (the “FormulaFolio Advisory Agreement”).

Based on their evaluation of the information provided by FormulaFolio, in conjunction with the FormulaFolios Portfolio’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the FormulaFolio Advisory Agreement with respect to FormulaFolios Portfolio.

In advance of the Meeting, the Board requested and received materials to assist them in considering the FormulaFolio Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the FormulaFolio Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the FormulaFolio Advisory Agreement and comparative information relating to the advisory fee and other expenses of the FormulaFolios Portfolio. The materials also included due diligence materials relating to FormulaFolio (including due diligence questionnaires completed by FormulaFolio, select financial information of FormulaFolio, bibliographic information regarding FormulaFolio’s key management and investment advisory personnel, and comparative fee information relating to the FormulaFolios Portfolio) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the renewal of the FormulaFolio Advisory Agreement with respect to the FormulaFolios Portfolio. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the FormulaFolio Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the FormulaFolio Advisory Agreement. In considering the renewal of the FormulaFolio Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by FormulaFolio related to the proposed renewal of the FormulaFolio Advisory Agreement with respect to the FormulaFolios Portfolio, including FormulaFolios’ Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the personnel performing services for the FormulaFolios Portfolio, including the individuals that primarily monitor and execute the investment process. The Board then discussed the extent of FormulaFolios research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered FormulaFolios specific responsibilities in all aspects of the day-to-day management of the FormulaFolios Portfolio. The Board also noted FormulaFolio’s steady growth, increased personnel and commitment to the algorithm. Additionally, the Board received satisfactory responses from the representative of FormulaFolio with respect to a series of important questions, including: whether FormulaFolio was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the FormulaFolios Portfolio; and whether FormulaFolio had

FORMULAFOLIOS US EQUITY PORTFOLIO
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2019

procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by FormulaFolio of its practices for monitoring compliance with the FormulaFolios Portfolio’s investment limitations, noting that FormulaFolio’s CCO had processes to review the portfolio managers’ performance of their duties with respect to the FormulaFolios Portfolio to ensure compliance under FormulaFolio’s compliance program. The Board also noted FormulaFolio’s representation that the prospectus and the statement of additional information for the FormulaFolios Portfolio accurately describe and disclose the investment strategies of the FormulaFolios Portfolio. The Board then reviewed the capitalization of FormulaFolio based on financial information and other materials provided and discussed with FormulaFolio and concluded that FormulaFolio was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to the FormulaFolios Portfolio. The Board also discussed FormulaFolio’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that FormulaFolio’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board concluded that FormulaFolio had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the FormulaFolio Advisory Agreement with respect to the FormulaFolios Portfolio and that the nature, overall quality and extent of the management services provided by FormulaFolio was satisfactory and reliable.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of the FormulaFolios Portfolio as compared to its peer group, Morningstar category and benchmark for the one year and since inception periods ended September 30, 2018. The Board noted that the FormulaFolios Portfolio underperformed its peer group median, Morningstar category median and benchmark for each period although, overall, performance was positive. The Board further noted that the FormulaFolios Portfolio held significant cash holdings which may have contributed to the underperformance as compared to the peer group and Morningstar category. The Board also noted Jason Wenk’s stepping down as CEO of FormulaFolio to focus more on the portfolio management and performance of the FormulaFolios Portfolio as well as product development. The Board further noted that since this change there has been a slight upswing in the performance of the FormulaFolios Portfolio. After further discussion, the Board concluded that performance was acceptable although the Board would continue to monitor the FormulaFolios Portfolio’s relative performance.

Fees and Expenses. As to the costs of the services provided by FormulaFolio, the Board reviewed and discussed the FormulaFolios Portfolio’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Broadridge Reports noting that the advisory fee was near the high end of its peer group and Morningstar category, although not the highest. The Board then reviewed the contractual arrangements for the FormulaFolios Portfolio, which stated that FormulaFolio had agreed to waive or limit its advisory fee and/or reimburse expenses at least until July 31, 2020 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.18% of the FormulaFolios Portfolio’s Class 1 Shares, and found such arrangements to be beneficial to shareholders. It was the consensus of the Board that, based on FormulaFolio’s experience and expertise, and the services provided by FormulaFolio to the FormulaFolios Portfolio, the advisory fee charged by FormulaFolio to the FormulaFolios Portfolio was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to FormulaFolio with respect to the FormulaFolios Portfolio based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by FormulaFolio. With respect to the FormulaFolios Portfolio, the Board noted that FormulaFolio was not profitable and was currently incurring significant out of pocket expenses. The Board concluded that, based on the services provided and the projected growth of the FormulaFolios Portfolio, the anticipated profit from FormulaFolio’s relationship with the FormulaFolios Portfolio was not excessive.

FORMULAFOLIOS US EQUITY PORTFOLIO
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2019

Economies of Scale. As to the extent to which the FormulaFolios Portfolio will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed FormulaFolios’ expectations for growth of the FormulaFolios Portfolio. The Board also noted the recent reduction to the advisory fee and expense cap last year and discussed with FormulaFolio the possibility of lowering the fees even further at a future date. After discussion, the Board concluded that significant additional economies of scale would likely not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the FormulaFolio Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from FormulaFolio as the Trustees believed to be reasonably necessary to evaluate the terms of the FormulaFolio Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the FormulaFolio Advisory Agreement , (a) the terms of the FormulaFolio Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the FormulaFolio Advisory Agreement is in the best interests of the FormulaFolios Portfolio and its shareholders. In considering the approval of the renewal of the FormulaFolio Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the FormulaFolio Advisory Agreement was in the best interest of the FormulaFolios Portfolio and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the FormulaFolio Advisory Agreement.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-907-3233 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-907-3233.

INVESTMENT ADVISOR
FormulaFolio Investments LLC
89 Ionia NW, Suite 600
Grand Rapids, MI 49503

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/28/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/28/19

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/28/19